OPERATING COSTS AND EXPENSES (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	R$ (4,111,674,000)	R$ (3,740,960,000)	R$ (3,757,552,000)
Third-party services	(14,842,677,000)	(14,087,802,000)	(14,442,862,000)
Rental, insurance, condominium and connection means	(1,290,015,000)	(1,389,661,000)	(1,523,977,000)
Taxes, charges and contributions	(1,786,702,000)	(1,770,116,000)	(1,670,003,000)
Estimated impairment losses on accounts receivable (Note 5)	(1,436,288,000)	(1,740,358,000)	(1,682,348,000)
Depreciation and amortization	(12,038,331,000)	(11,227,498,000)	(10,919,792,000)
Cost of goods sold	(3,222,043,000)	(2,878,533,000)	(3,156,964,000)
Materials and other operating costs and expenses	(263,661,000)	(254,703,000)	(204,767,000)
Total	(38,991,391,000)	(37,089,631,000)	(37,358,265,000)
Depreciation on lease	2,737,111,000	2,225,639,000	1,939,401,000
Cost of sales and services
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	(861,876,000)	(775,789,000)	(758,780,000)
Third-party services	(8,019,315,000)	(7,120,850,000)	(6,601,587,000)
Rental, insurance, condominium and connection means	(1,187,976,000)	(1,284,943,000)	(1,388,217,000)
Taxes, charges and contributions	(1,704,235,000)	(1,690,171,000)	(1,597,066,000)
Depreciation and amortization	(9,688,780,000)	(8,865,855,000)	(8,624,228,000)
Cost of goods sold	(3,222,043,000)	(2,878,533,000)	(3,156,964,000)
Materials and other operating costs and expenses	(97,144,000)	(76,942,000)	(32,105,000)
Total	(24,781,369,000)	(22,693,083,000)	(22,158,947,000)
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	(2,661,782,000)	(2,522,455,000)	(2,568,363,000)
Third-party services	(5,768,909,000)	(5,888,370,000)	(6,686,452,000)
Rental, insurance, condominium and connection means	(57,852,000)	(59,578,000)	(78,401,000)
Taxes, charges and contributions	(29,649,000)	(32,517,000)	(41,810,000)
Estimated impairment losses on accounts receivable (Note 5)	(1,436,288,000)	(1,740,358,000)	(1,682,348,000)
Depreciation and amortization	(1,506,862,000)	(1,495,229,000)	(1,501,096,000)
Materials and other operating costs and expenses	(132,775,000)	(133,048,000)	(142,752,000)
Total	(11,594,117,000)	(11,871,555,000)	(12,701,222,000)
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	(588,016,000)	(442,716,000)	(430,409,000)
Third-party services	(1,054,453,000)	(1,078,582,000)	(1,154,823,000)
Rental, insurance, condominium and connection means	(44,187,000)	(45,140,000)	(57,359,000)
Taxes, charges and contributions	(52,818,000)	(47,428,000)	(31,127,000)
Depreciation and amortization	(842,689,000)	(866,414,000)	(794,468,000)
Materials and other operating costs and expenses	(33,742,000)	(44,713,000)	(29,910,000)
Total	R$ (2,615,905,000)	R$ (2,524,993,000)	R$ (2,498,096,000)